Expense Example - Loomis Sayles Growth Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	736
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,035
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 917